Organization and Line of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Line of Business

1.	ORGANIZATION AND LINE OF BUSINESS

H/Cell Energy Corporation (the “Company”) was incorporated in the state of Nevada on August 17, 2015. The Company, based in Dallas, Texas, is a company whose principal operations consist of designing and installing clean energy systems with a focus on hydrogen energy. Effective January 31, 2017, the Company acquired The Pride Group (QLD) Pty Ltd, an Australian company (“Pride”). Founded in 1997, Pride is a provider of security systems integration for a variety of customers in the government and commercial sector and has launched a new clean energy systems division to focus on the high growth renewable energy market in Asia-Pacific. The new clean energy division has generated some revenue and has begun to bid a number of projects. On February 1, 2018, the Company acquired PVBJ Inc. (“PVBJ”) for 444,445 shares of the Company’s common stock with a fair value of $1,177,779 and $221,800 in earn-out liability (see Note 11). Established in 2008, PVBJ is well recognized for the design, installation, maintenance and emergency service of environmental systems both in residential and commercial markets. PVBJ is now expanding into clean energy systems.

The Company has developed a hydrogen energy system for residential and commercial use designed to create electricity. This system uses renewable energy as its source for hydrogen production. It functions as a self-sustaining clean energy system using hydrogen and fuel cell technology. It can be configured as an off grid solution for all electricity needs or it can be connected to the grid to generate energy credits. Its production of electricity is truly eco-friendly, as it is not produced by the use of fossil fuels. It is a revolutionary green-energy concept that is safe, renewable, self-sustaining and cost effective.

1.	ORGANIZATION AND LINE OF BUSINESS

H/Cell Energy Corporation (the “Company”) was incorporated in the state of Nevada on August 17, 2015. The Company, based in Dallas, Texas, is a company whose principal operations consist of designing and installing clean energy systems with a focus on hydrogen energy. Effective January 31, 2017, the Company acquired The Pride Group (QLD) Pty Ltd, an Australian company (“Pride”) (see Note 11). Founded in 1997, Pride is a provider of security systems integration for a variety of customers in the government and commercial sector and has launched a new clean energy systems division to focus on the high growth renewable energy market in Asia-Pacific. The new clean energy division has generated some revenue and has begun to bid a number of projects. On February 1, 2018, the Company acquired PVBJ Inc. (“PVBJ”) for 444,445 shares of the Company’s common stock with a fair value of $1,177,779 and $221,800 in earn-out liability (see Note 12). Established in 2008, PVBJ is well recognized for the design, installation, maintenance and emergency service of environmental systems both in residential and commercial markets. PVBJ is now expanding into clean energy systems.

The Company has developed a hydrogen energy system for residential and commercial use designed to create electricity. This system uses renewable energy as its source for hydrogen production. It functions as a self-sustaining clean energy system using hydrogen and fuel cell technology. It can be configured as an off grid solution for all electricity needs or it can be connected to the grid to generate energy credits. Its production of electricity is truly eco-friendly, as it is not produced by the use of fossil fuels. It is a revolutionary green-energy concept that is safe, renewable, self-sustaining and cost effective.